EQUI-SELECT SERIES TRUST
                              RESEARCH PORTFOLIO

                                    ANNUAL
                                    REPORT


                              DECEMBER 31, 1995













                                  PRIMELITE

                               VARIABLE ANNUITY










































The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current Trust, Fund, and Separate Account prospectuses which contain important information concerning the Trust, the Fund, the Company, and its current public offering of variable annuity contracts.
































Equi-Select Series Trust
Research Portfolio
Annual Report
For the Year Ended December 31, 1995



                         Table of Contents


Letter to Contract Owners

Management's Discussion and Analysis
     Portfolio Performance Review
     Exhibit 1 Portfolio Performance Graph

Equi-Select Series Trust Financial Statements
     Report of Independent Auditors
     Schedule of Investments
     Statement of Assets and Liabilities
     Statement of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Notes to Financial Statements
     Trustees and Executive Officers



































LETTER TO CONTRACT OWNERS AND MANAGEMENT'S DISCUSSION AND ANALYSIS For the Year Ended December 31, 1995

Dear PrimElite Contract Owners:

Thank you for selecting the PrimElite Variable Annuity product.
I am pleased to present to you this annual report for the Research Portfolio of the Equi-Select Series Trust.

During 1995 the stock market reached record levels and the bond market also displayed a strong performance. These market conditions have resulted in positive returns for the Research Portfolio. The following information discusses how the 1995 market impacted the Research Portfolio and the financial statements will illustrate the financial position and the operations of the Portfolio.

The purpose of this section is to discuss and analyze the performance of the Equi-Select Series Trust Research Portfolio. This analysis should be read in conjunction with the financial statements and related notes which appear elsewhere in this report.

For the period January 1, 1995 to December 31, 1995, the total return of the Research Portfolio was 36.58 percent. Exhibit 1 illustrates the growth of a $10,000 investment in the Research
Portfolio in comparison to its benchmark.

The Portfolio continues to invest in the "best ideas" of the MFS Equity Research Department. Using a fundamental bottom-up approach, MFS analysts have overweighted the following sectors relative to the S&P 500: technology, health care, consumer staples, and industrial goods and services.

In technology, the Portfolio is investing in companies with continued strong earnings growth, such as Cadence Design Systems, with its computer-aided design (CAD) products and Oracle. The Portfolio's positions in computer software companies remain the largest industry weighting within the technology sector due to the proprietary nature of their products.

The Portfolio is also carrying a sizable weighting in the health care sector. Even as the United States economy continues its slowdown, health care companies should continue to show attractive earnings growth due to new product introductions and market growth.

Within the consumer staples sector, the analysts are emphasizing companies with strong international franchises. These companies rely upon unit volume growth for earnings growth rather than price increases. Holdings in this sector include Pepsico, Kimberly Clark, and Gillette, for example.

The analysts are emphasizing two themes within the industrial goods and services sector. Both of these themes do not rely upon a steady U.S. economy for earnings growth. The first theme is farm equipment where the analysts believe the market will remain strong due to export demand and the strong balance sheet of the average farmer. The second theme is the consolidation of the U.S. defense industry, which the analysts believe will continue to benefit shareholders. Holdings in this industry include McDonnell Douglas and General Dynamics.

We look forward to serving you and we are committed to offering you attractive product features to assist you in meeting your financial objectives.

Sincerely,


/s/ Paul R. Schlaack

Paul R. Schlaack
President and Chief Executive Officer
Equitable Investment Services, Inc.
President, Chairman, and Principal Executive Officer
Equi-Select Series Trust











































                                 EXHIBIT 1

                           COMPARISON OF $10,000
                    RESEARCH PORTFOLIO vs S&P 500 INDEX
 For the period October 4, 1994 (Commencement of Investment Operations) to
                             December 31, 1995


  The following performance graph provides comparative cumulative total returns of the Research Portfolio versus the S&P 500 Index.


                             PERFORMANCE GRAPH


                            Research Portfolio          S&P 500 Index

October 4, 1994                  $10,000                   $10,000
October 31, 1994                  10,197                    10,225
November 30, 1994                  9,677                     9,853
December 31, 1994                  9,678                     9,999
January 31, 1995                   9,697                    10,258
February 28, 1995                 10,069                    10,658
March 31, 1995                    10,381                    10,972
April 30, 1995                    10,559                    11,296
May 31, 1995                      10,930                    11,748
June 30, 1995                     11,306                    12,020
July 31, 1995                     12,002                    12,419
August 31, 1995                   12,029                    12,450
September 30, 1995                12,392                    12,976
October 31, 1995                  12,459                    12,929
November 30, 1995                 12,890                    13,496
December 31, 1995                 13,218                    13,757

                                             Since
        Total Return*                      Inception               1995
        _____________                      _________              ______
        Research Portfolio                   32.18%               36.58%

        S&P 500 Index                        37.57%               37.59%

* "Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. The total return since inception represents the time period October 4, 1994 (commencement of investment operations) to December 31, 1995. Results represent past performance and do not indicate future results. The value of an investment in any of the Portfolios and the return on the investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost.

Total return does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.








          Report of Independent Auditors



TO THE CONTRACTHOLDERS AND TRUSTEES
EQUI-SELECT SERIES TRUST



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Research Portfolio of Equi-Select Series Trust (the "Portfolio", one of the portfolios constituting Equi-Select Series Trust, the "Trust") as of December 31, 1995, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from October 4, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Research Portfolio of Equi-Select Series Trust at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period from October 4, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.


                                 /s/ Ernst & Young LLP



Boston, Massachusetts
February 9, 1996



                         EQUI-SELECT SERIES TRUST
                            RESEARCH PORTFOLIO
                          SCHEDULE OF INVESTMENTS
                             December 31, 1995

Security Description                                   Shares      Value
____________________                                 __________  __________
COMMON STOCK AND OTHER EQUITY
 INTERESTS - 96.0%
  Aerospace - 4.8%
   General Dynamics Corporation                       2,800      $  165,550
   Lockheed Martin Corporation                        2,400         189,600
   McDonnell Douglas Corporation                      3,600         331,200
   United Technologies Corporation                      900          85,387
                                                                 __________
                                                                    771,737
  Banks - 2.4%
   Baybanks Incorporated (a)                          1,300         127,725
   Chase Manhattan Corporation                        3,000         181,875
   Northern Trust Corporation                         1,400          78,400
                                                                 __________
                                                                    388,000
  Broadcasting - 0.4%
   Heritage Media Corporation                         2,700          69,188

  Business Services - 1.6%
   Ceridian Corporation (a)                           4,300         177,375
   Interim Services Incorporated (a)                  1,200          41,700
   Technology Solutions Company (a)                   1,900          37,050
                                                                 __________
                                                                    256,125
  Chemicals - 1.9%
   Air Products & Chemicals Incorporated              1,700          89,675
   Hanna M.A. Company                                 1,700          47,600
   Uniroyal Chemical Corporation (a)                  7,100          58,575
   W. R. Grace & Company                              1,900         112,338
                                                                 __________
                                                                    308,188
  Computers & Business Equipment - 0.9%
   International Business Machines                    1,500         137,625

  Computer Software - 0.6%
   Amisys Managed Care Systems Incorporated (a)       5,200          98,800

  Computer Software - Systems - 3.9%
   Affiliated Computer Services Incorporated,
    Class A (a)                                       1,800          67,500
   BMC Software Incorporated (a)                      2,500         106,875
   Cabletron Systems Incorporated (a)                 2,700         218,700
   Compaq Computer Corporation (a)                    2,400         115,200
   Sybase Incorporated (a)                            3,300         118,800
                                                                 __________
                                                                    627,075
  Conglomerates - 0.4%
   Lasalle Re Holdings Limited (a)                    2,800          64,050

See accompanying notes.

                         EQUI-SELECT SERIES TRUST
                            RESEARCH PORTFOLIO
                          SCHEDULE OF INVESTMENTS
                             December 31, 1995

Security Description                                   Shares      Value
____________________                                 __________  __________
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
  Consumer Goods & Services - 10.4%
   Colgate Palmolive Company                          3,500      $  245,875
   Duracell International Incorporated                3,700         191,475
   Gillette Company                                   3,900         203,287
   Nike Incorporated                                  3,200         222,800
   Philip Morris Companies Incorporated               2,700         244,350
   Procter & Gamble Company                           3,000         249,000
   Service Corp International                         3,100         136,400
   Stanley Works                                      3,700         190,550
                                                                 __________
                                                                  1,683,737
  Containers & Glass - 0.8%
   Intertape Polymer Group Incorporated               4,300         134,913

  Domestic Oil - 2.5%
   Coastal Corporation                                4,700         175,075
   Mobil Corporation                                  2,000         224,000
                                                                 __________
                                                                    399,075
  Drugs & Health Care Services - 7.9%
   Astra Ab (a)                                       5,700         225,778
   Community Health Systems Incorporated (a)          2,800          99,750
   Living Centers of America Incorporated (a)         1,900          66,500
   Mariner Health Group Incorporated  (a)             1,000          16,625
   Pacificare Health Systems Incorporated  (a)          100           8,700
   Pacificare Health Systems Incorporated,
    Class B (a)                                       1,600         139,200
   St Jude Medical Incorporated (a)                   4,250         182,750
   United Healthcare Corporation                      4,100         268,550
   Uromed Corporation (a)                            19,300         248,488
   Zoll Medical Corporation (a)                       3,300          29,700
                                                                 __________
                                                                  1,286,041
  Electronics - 5.2%
   ESS Technology Incorporated (a)                      100           2,300
   Intel Corporation                                  4,600         261,050
   Loral Corporation                                  8,300         293,612
   LSI Logic Corp (a)                                 1,200          39,300
   National Semiconductor Corporation  (a)            2,900          64,525
   Xilinx Incorporated (a)                            5,800         176,900
                                                                 __________
                                                                    837,687
  Entertainment - 2.2%
   Aztar Corporation (a)                             20,300         162,400
   Harrahs Entertainment Incorporated  (a)            5,600         135,800
   Showboat, Inc.                                     2,200          58,025
                                                                 __________
                                                                    356,225

See accompanying notes.
                         EQUI-SELECT SERIES TRUST
                            RESEARCH PORTFOLIO
                          SCHEDULE OF INVESTMENTS
                             December 31, 1995

Security Description                                   Shares      Value
____________________                                 __________  __________
COMMON STOCK AND OTHER EQUITY
 INTERESTS (CONTINUED)
  Environmental Control - 1.2%
   Tomra Systems As (a)                               1,300      $   10,262
   WMX Technologies Incorporated                      6,100         182,237
                                                                 __________
                                                                    192,499
  Finance - 0.6%
   Federal Home Loan Mortgage Corporation             1,100          91,850

  Financial Services - 2.3%
   Advanta Corporation, Class B                       2,900         105,488
   First Interstate Bancorp                           1,000         136,500
   Integra Financial Corporation                      2,000         126,000
                                                                 __________
                                                                    367,988
  Food & Beverages - 2.7%
   Kellogg Company                                    1,900         146,775
   Pepsico Incorporated                               3,600         201,150
   Universal Foods Corporation                        2,400          96,300
                                                                 __________
                                                                    444,225
  Food Processing - 2.2%
   Campbell Soup Company                              2,900         174,000
   Nabisco Holdings Corporation                       5,400         176,175
                                                                 __________
                                                                    350,175
  Forest Products - 1.9%
   Fort Howard Corporation New (a)                    1,700          38,250
   Kimberly Clark Corporation                         3,300         273,075
                                                                 __________
                                                                    311,325
  Gas Exploration - 1.6%
   Enron Corporation                                  3,900         148,687
   Union Pacific Resources Group Incorporated         4,100         104,038
                                                                 __________
                                                                    252,725
  Hotels & Restaurants - 0.7%
   Quantum Restaurant Group Incorporated (a)            600           6,750
   Sonic Corporation (a)                              5,750         109,250
                                                                 __________
                                                                    116,000
  Industrial Machinery - 3.1%
   Agco Corporation                                   4,000         204,000
   Case Corporation                                   6,500         297,375
                                                                 __________
                                                                    501,375

See accompanying notes.


                         EQUI-SELECT SERIES TRUST
                            RESEARCH PORTFOLIO
                          SCHEDULE OF INVESTMENTS
                             December 31, 1995

Security Description                                   Shares      Value
____________________                                 __________  __________
COMMON STOCK AND OTHER EQUITY
 INTERESTS (CONTINUED)
  Insurance - 7.7%
   Aflac Incorporated                                 2,400      $  104,100
   American Re Corporation                            2,000          81,750
   Amerin Corporation (a)                             2,500          66,875
   Cigna Corporation                                  1,600         165,200
   GCR Holdings Limited (a)                           3,300          74,250
   MBIA Incorporated                                  2,200         165,000
   Penncorp Financial Group Incorporated              9,100         267,312
   Prudential Reinsurance Holdings Incorporated       5,300         123,888
   Sphere Drake Holdings Ltd.                         5,100          71,400
   Travelers Incorporated                             2,100         132,037
                                                                 __________
                                                                  1,251,812
  Lodging - 0.9%
   HFS Incorporated                                   1,000          81,750
   Promus Hotel Corporation (a)                       2,850          63,413
                                                                 __________
                                                                    145,163
  Medical Supplies - 2.8%
   Medisense Incorporated (a)                        11,100         351,037
   Neuromedical Systems Incorporated                  5,300         106,663
                                                                 __________
                                                                    457,700
  Miscellaneous - 0.6%
   Tv Francaise                                         900          96,488

  Newspapers - 0.9%
   New Straits Times                                 45,000         150,608

  Oil & Gas - 0.3%
   Seacor Holdings Incorporated (a)                   1,900          51,300

  Paper - 0.3%
   Singapore Press Hd                                 3,000          53,022

  Pharmaceuticals - 1.1%
   Johnson & Johnson                                    900          77,063
   Pfizer Incorporated                                1,700         107,100
                                                                 __________
                                                                    184,163
  Railroads & Equipment - 2.1%
   CSX Corporation                                    3,400         155,125
   Wisconsin Central Transportation Corporation (a)   2,700         177,525
                                                                 __________
                                                                    332,650

See accompanying notes.


                         EQUI-SELECT SERIES TRUST
                            RESEARCH PORTFOLIO
                          SCHEDULE OF INVESTMENTS
                             December 31, 1995

Security Description                                   Shares      Value
____________________                                 __________  __________
COMMON STOCK AND OTHER EQUITY
 INTERESTS (CONTINUED)
  Retail - 6.0%
   Alco Standard Corporation                          3,700      $  168,812
   Circuit City Stores Incorporated                   1,500          41,438
   Giordano International                            44,000          37,556
   Gymboree Corporation (a)                           6,900         142,312
   Hennes & Mauritz                                     900          50,153
   Hollywood Entertainment Corporation (a)            2,600          21,775
   Home Depot Incorporated                            1,900          90,963
   Lowes Cos Incorporated                             2,100          70,350
   Micro Warehouse Incorporated (a)                   3,200         138,400
   Nine West Group Incorporated (a)                     700          26,250
   Office Depot Incorporated (a)                      5,200         102,700
   York International Corporation                     1,600          75,200
                                                                 __________
                                                                    965,909
  Software - 8.4%
   Adobe Systems Incorporated                         2,600         161,200
   Cadence Design Systems Incorporated (a)            6,600         277,200
   Cisco Systems Incorporated (a)                     1,900         141,787
   Computer Associates International Incorporated     2,300         130,813
   Compuware Corporation (a)                          3,500          64,750
   Electronic Arts (a)                                4,600         120,175
   Microsoft Corporation (a)                          2,200         193,050
   Oracle Systems Corporation (a)                     6,500         275,437
                                                                 __________
                                                                  1,364,412
  Telecommunications - 0.4%
   Telephone & Data Systems Incorporated              1,600          63,200

  Toys & Amusements - 1.2%
   Tyco International Ltd                             5,500         195,938

  Utilities - 1.1%
   Ericsson Lm Telephone (a)                          3,400          66,569
   Tele Danmark, ADR                                  2,300          63,537
   Telecom Italia Mobile                             42,800          45,007
                                                                 __________
                                                                    175,113
                                                                 __________

   TOTAL COMMON STOCK AND OTHER
    EQUITY INTERESTS - (Cost $13,848,392)                        15,534,106

See accompanying notes.





                         EQUI-SELECT SERIES TRUST
                            RESEARCH PORTFOLIO
                          SCHEDULE OF INVESTMENTS
                             December 31, 1995

                                                      Principal
Security Description                                   Amount      Value
____________________                                 __________  __________
SHORT TERM INVESTMENTS - 5.2%
  Federal Agencies - 5.2%
   Federal Home Loan Mortgage Discount Notes
     5.750%, 01/02/1996                              $ 850,000   $   849,864
                                                                 ___________
   TOTAL SHORT TERM INVESTMENTS - (Cost $849,864)                    849,864
                                                                 ___________

TOTAL INVESTMENTS - (Cost $14,698,256) - 101.2%                   16,383,970
OTHER ASSETS LESS LIABILITIES - (1.2)%                              (198,168)
                                                                 ___________
NET ASSETS -  100.0%                                             $16,185,802
                                                                 ===========

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the portfolio.

(a) Non-income producing securities.

ADR - American Depository Receipts.

See accompanying notes.




























                       EQUI-SELECT SERIES TRUST
                          RESEARCH PORTFOLIO
                  STATEMENT OF ASSETS AND LIABILITIES
                           DECEMBER 31, 1995

ASSETS

  Investments in securities, at value (a)                      $16,383,970
  Cash, including foreign currency, at value                        77,386
  Receivable for securities sold                                   206,785
  Receivable for currency sold                                     105,297
  Dividends receivable                                              14,027
  Receivable for fund shares sold                                   69,710
  Receivable due from Investment Adviser (Note 3)                   17,111
  Foreign income tax reclaim receivable                                415
  Prepaid insurance                                                  1,859
  Deferred organization costs                                        9,259
                                                               ___________
    TOTAL ASSETS                                                16,885,819

LIABILITIES

  Payable for securities purchased                                 226,423
  Payable for currency purchased                                   143,555
  Distributions payable                                            274,475
  Payable due to Investment Adviser (Note 3)                        18,976
  Accounts payable and accrued expenses                             36,588
                                                               ___________
    TOTAL LIABILITIES                                              700,017
                                                               ___________
    NET ASSETS                                                 $16,185,802
                                                               ===========

NET ASSETS CONSIST OF:

  Paid-in capital (Note 5)                                     $14,394,242
  Undistributed net investment income (Note 2)                         163
  Accumulated net realized gain on Investments and
    foreign currency transactions                                  105,882
  Net unrealized appreciation (depreciation) of:
    Investments                                                  1,685,714
    Foreign currency translations                                     (199)
                                                               ___________
    NET ASSETS                                                 $16,185,802
                                                               ===========

NET ASSET VALUE PER SHARE

  Offering and redemption price per share
    (based on shares of beneficial interest outstanding)       $     12.88

  Total shares outstanding at end of period                      1,256,727

  (a) Investments in securities, at cost                       $14,698,256

See accompanying notes.


                       EQUI-SELECT SERIES TRUST
                          RESEARCH PORTFOLIO
                        STATEMENT OF OPERATIONS
                 For the year ended December 31, 1995



INVESTMENT INCOME

   Interest income                                             $   47,638
   Dividend income                                                 71,217
   Foreign taxes withheld                                            (882)
                                                               __________
   TOTAL INVESTMENT INCOME                                        117,973

EXPENSES

   Investment adviser fee (Note 3)                                 55,590
   Administration fee                                               5,349
   Audit fee                                                        7,000
   Custodian fees and expenses                                     78,493
   Trustee's fees (Note 3)                                          4,750
   Legal fee                                                       10,536
   Insurance expense                                                3,635
   Transfer agent expense                                           3,485
   Amortization of organization expense                             2,471
   Miscellaneous expense                                              854
                                                               __________
    Total operating expenses before waiver and reimbursement      172,163
   Fees waived by the Investment Adviser (Note 3)                 (29,925)
   Expenses reimbursed by the Investment Adviser (Note 3)         (64,458)
                                                               __________
     NET EXPENSES                                                  77,780
                                                               __________
     NET INVESTMENT INCOME                                         40,193

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain on:
     Investments                                                  352,255
     Foreign currency transactions                                  9,912
   Change in unrealized appreciation (depreciation) of:
     Investments                                                1,725,239
     Foreign currency translations                                   (197)
                                                               __________
   NET REALIZED AND UNREALIZED GAIN                             2,087,209
                                                               __________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                      $2,127,402
                                                               ==========

See accompanying notes.




                       EQUI-SELECT SERIES TRUST
                          RESEARCH PORTFOLIO
                  STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 1994* and the year ended December 31, 1995

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  FOR THE PERIOD ENDED DECEMBER 31, 1994:
    Net investment income                                     $    14,568
    Net realized gain (loss) on:
      Investments                                                 (21,842)
      Foreign currency transactions                                    57
    Change in unrealized depreciation of:
      Investments                                                 (39,526)
                                                              ___________
    Net decrease in net assets resulting from operations          (46,743)                  )
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                         (14,568)
    In excess of net investment income                                (58)
  FUND SHARE TRANSACTIONS (Note 5)                              1,677,890
                                                              ___________
  TOTAL INCREASE IN NET ASSETS                                  1,616,521

NET ASSETS:
  Beginning of period                                              10,000
                                                              ___________
  End of period                                               $ 1,626,521
                                                              ===========
INCREASE IN NET ASSETS FROM OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 1995:
    Net investment income                                     $    40,193
    Net realized gain on:
      Investments                                                 352,255
      Foreign currency transactions                                 9,912
    Change in unrealized appreciation (depreciation) of:
      Investments                                               1,725,239
      Foreign currency translations                                  (197)
                                                              ___________
    Net increase in net assets resulting from operations        2,127,402
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                         (39,939)
    Distributions from net realized gains on investments         (234,536)
                                                              ___________
  FUND SHARE TRANSACTIONS (Note 5)                             12,706,354
                                                              ___________
  TOTAL INCREASE IN NET ASSETS                                 14,559,281

NET ASSETS:
  Beginning of period                                           1,626,521
                                                              ___________
  End of period (a)                                           $16,185,802
                                                              ===========
(a) Including undistributed net investment income             $       163
                                                              ===========

* For the period October 4, 1994 (commencement of investment operations) through December 31, 1994.

See accompanying notes.

                            EQUI-SELECT SERIES TRUST
                               RESEARCH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
           (For a share outstanding throughout the period indicated)

                                                                     Net
                                                                  Realized
                                                                     and
                                                                 Unrealized
                                      Net Asset                  Gain(Loss)
                                      Value at        Net            on
                                      Beginning    Investment      Invest-
                                      of Period     Income(1)       ments
                                    _____________ _____________ _____________

  Year ended December 31, 1995            $ 9.59         $0.03         $3.48
  Period ended December 31, 1994*          10.00          0.09         (0.41)

(1) Net investment income is after reimbursement of certain fees and expenses by Equitable Investment Services, Inc. ("EISI") (See Note 3 to the finan-cial statements). Had EISI not undertaken to reimburse expenses related to the Portfolio, net investment loss per share and ratio of operating expenses to average net assets would have been as follows for the year ended December 31, 1995 and the period ended December 31, 1994, respectively: $(0.04) and 2.48%, $(0.04) and 7.48%.

* For the period October 4, 1994 (commencement of investment operations) through December 31, 1994.

See accompanying notes.



                            EQUI-SELECT SERIES TRUST
                               RESEARCH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
           (For a share outstanding throughout the period indicated)

                                        Total     Distributions      Net
                                        from        from Net       Capital
                                     Investment    Investment       Gains
                                     Operations      Income     Distributions
                                    _____________ _____________ _____________

  Year ended December 31, 1995             $3.51        $(0.03)       $(0.19)
  Period ended December 31, 1994*          (0.32)        (0.09)        (0.00)

* For the period October 4, 1994 (commencement of investment operations) through December 31, 1994.

See accompanying notes.




                            EQUI-SELECT SERIES TRUST
                               RESEARCH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
           (For a share outstanding throughout the period indicated)

                                                    Net Asset
                                                    Value at
                                        Total          End          Total
                                    Distribution    of Period     Return(2)
                                    _____________ _____________ _____________

  Year ended December 31, 1995            $(0.22)       $12.88         36.58%
  Period ended December 31, 1994*          (0.09)         9.59         (3.22)

(2) Total return figures are not annualized for periods less than one year. Total return does not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the period shown.

* For the period October 4, 1994 (commencement of investment operations) through December 31, 1994.

See accompanying notes.

                            EQUI-SELECT SERIES TRUST
                               RESEARCH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
           (For a share outstanding throughout the period indicated)

                                                      Ratio     Ratio of Net
                                                  of Operating   Investment
                                     Net Assets    Expenses to     Income
                                         End       Average Net   to Average
                                      of Period   Assets(1)(3)  Net Assets(3)
                                    _____________ _____________ _____________

  Year ended December 31, 1995       $16,185,802          1.12%         0.58%
  Period ended December 31, 1994*      1,626,521          0.75          4.65

(1) Net investment income is after reimbursement of certain fees and expenses by Equitable Investment Services, Inc. ("EISI") (See Note 3 to the finan-cial statements). Had EISI not undertaken to reimburse expenses related to the Portfolio, net investment loss per share and ratio of operating expenses to average net assets would have been as follows for the year ended December 31, 1995 and the period ended December 31, 1994, respectively: $(0.04) and 2.48%, $(0.04) and 7.48%.

(3) Annualized for periods less than one year.

* For the period October 4, 1994 (commencement of investment operations) through December 31, 1994.

See accompanying notes.

                            EQUI-SELECT SERIES TRUST
                               RESEARCH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
           (For a share outstanding throughout the period indicated)

                                                    Portfolio
                                                    Turnover
                                                     Rate(4)
                                                  _____________

  Year ended December 31, 1995                         83%
  Period ended December 31, 1994*                      85

(4) Portfolio turnover rates are not annualized.

* For the period October 4, 1994 (commencement of investment operations) through December 31, 1994.

See accompanying notes.






































                     EQUI-SELECT SERIES TRUST
                        RESEARCH PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1995

NOTE 1 - ORGANIZATION
Equi-Select Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company. The Trust was organized as a Massachusetts business trust on May 11, 1994, and offers ten portfolios, including the Research Portfolio ("Portfolio"). On September 15, 1994, Equitable Life Insurance Company of Iowa made the initial purchase of shares of beneficial interest in the amount of 1,000 shares of the Portfolio. The shares of the Trust will be sold to certain life insurance companies' separate accounts to fund the benefits under variable annuity contracts issued by such life insurance companies, including Equitable Life Insurance Company of Iowa. The Trust began investment operations on October 4, 1994 with the infusion of working capital into the Trust by Equitable Life Insurance Company of Iowa.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Estimates - The preparation of the financial statements in conformity with generally accepted accounting principles may require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

Valuation of Investments - Portfolio securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included on NASDAQ, at a bid price. Debt securities, including zero-coupon securities, and certain foreign securities are valued by a pricing service. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trustees, or by an individual acting under the direction of the Trustees. Prices for securities primarily traded in foreign markets are expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-Term securities, including all debt securities with a remaining maturity of 60 days or less, are valued at their amortized cost, which approximates market value.

Repurchase Agreements - In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which is at least equal to the principal amount, including interest, of the repurchase agreement. To the extent that the term of any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.


NOTE 2 (CONTINUED)

Investment Transactions - Investment security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

Investment Income - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as income when the Trust is informed of the dividend. Interest income, which includes accretion of original discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Foreign Currency Translations - The records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Portfolio may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Portfolio may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

Forward Currency Contracts - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Portfolio as an unrealized gain or loss. When the Forward is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Portfolio may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

Currency Call and Put Options - A call option written by the Portfolio obligates the Portfolio to sell specified currency to the option holder at a specified price at any time before the expiration date. A put option written by the Portfolio obligates the Portfolio to purchase specified currency from the option holder at a specified price at any time before the
NOTE 2 (CONTINUED)

expiration date. These transactions involve a risk that the Portfolio may, upon exercise of the option, be required to sell currency at a price that is less than its market value or be required to purchase currency at a price that exceeds its market value. The Portfolio may also realize gains or losses by entering into closing purchase transactions identical to call or put options that have been written by the Portfolio in order to terminate its obligation under a call or put option. In determining the amount of gain or loss realized, the option premium paid and related transactions costs are added to the exercise price.

Dollar Roll Transactions -- The Portfolio may enter into dollar roll transactions, in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, same or similar interest rate and maturity) securities on a specified future date. During the roll period the Portfolio forgoes principal and interest paid on the securities. The Portfolio accounts for such dollar rolls as financing transactions, and is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. To the extent that the Portfolio has commitments under dollar roll transactions, liquid, high grade debt securities are segregated in an amount equivalent to these obligations. There were no dollar roll commitments outstanding at December 31, 1995.

Expenses - Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the Trust's Portfolios, including the Research Portfolio. Certain costs incurred in connection with the organization of the Trust and each Portfolio have been deferred and are being amortized on a straight line basis over a five year period.

Distributions to Shareholders - The Portfolio declares and distributes dividends from net investment income and distributes its net realized
capital gains, if any, at least annually.   All distributions are paid in
shares of the Portfolio at net asset value. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, "post October 31 losses" and excise tax regulations. Distributions are recorded on the ex-dividend date.

Federal Income Taxes - The Portfolio is treated as a separate entity for federal tax purposes. The Portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. By so qualifying, the Portfolio will not be subject to federal income taxes to the extent that it distributes all of its taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of its net investment income, capital gains and certain other amounts during the calendar year, the Portfolio will not be subject to a federal excise tax. On December 29, 1995 the Portfolio declared a capital gain distribution of $13,373 and $0.011 per share.






NOTE 3 - AGREEMENTS AND FEES
The Trust has entered into an Investment Advisory Agreement (the "Agreement") with Equitable Investment Services, Inc. ("EISI"), under which EISI manages the business and affairs of the Portfolio and the Trust.
Under the Agreement, the Portfolio pays EISI a monthly fee at the annual rate based on the average daily net assets of the Portfolio as follows:

                                       Advisory Fees
                                       -------------
                            0.80 %     of first $300 million
                            0.55 %     in excess of $300 million

EISI has voluntarily agreed to waive its Advisory fees for the Portfolio for the initial twelve months of the Portfolio's operations (until October 6, 1995), or until the net assets of the Portfolio equal or exceed $25 million, whichever is earlier. For the period of January 1, 1995 through October 5, 1995 such waivers amounted to $29,925. Effective October 6, 1995 EISI no longer waives its advisory fees.

EISI has entered into Sub-Advisory Agreement (the "Agreement") with Massachusetts Financial Services Company (MFS). The fees payable to MFS under the Sub-Advisory Agreement are borne by EISI, and the Portfolio does not bear the direct cost of the sub-advisory activities.

EISI has further agreed to reimburse the Portfolio to the extent necessary to limit the Portfolio's annual expenses (excluding the advisory fee) to 0.75% of the Portfolio's average daily net assets through October 5, 1995. Beginning October 6, 1995, EISI has agreed to reimburse the Portfolio for all expenses (excluding the advisory fee) that exceed .75% of the average daily net assets of the Portfolio. This undertaking is subject to termination at any time without notice to shareholders. For the year ended December 31, 1995 EISI had agreed to reimburse the Portfolio $64,458 for expenses in excess of the voluntary expense limitation, of which $17,111 was owed to the Portfolio as of December 31, 1995.

Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-Adviser receives an annual fee of $6,000 and an additional fee of $1,500 for each Trustees' meeting attended.


NOTE 4 - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding all short-term securities for the Portfolio, for the year ended December 31, 1995, were as follows:

                              Non-U.S.       U.S.       Non-U.S.       U.S.
                             Government   Government   Government   Government
                             Purchases    Purchases      Sales        Sales
                            ____________ ____________ ____________ ____________
Research                    $17,367,016      $91,718   $5,407,438      $27,150






NOTE 4 (CONTINUED)

The identified cost of investments in securities owned by the Portfolio for federal income tax purposes, and the respective gross unrealized appreciation and depreciation at December 31, 1995, were as follows:

                                            Gross        Gross         Net
                             Identified   Unrealized   Unrealized   Unrealized
                                Cost     Appreciation Depreciation Appreciation
                            ____________ ____________ ____________ ____________
Research                    $14,710,261   $1,956,967     $283,258   $1,673,709


NOTE 5 - SHAREHOLDER TRANSACTIONS:
Transactions in shares and dollars were as follows:

                                           Research Portfolio
                                  Year Ended                October 7, 1994*
                               December 31, 1995          to December 31, 1994
                            _________________________  _________________________
                               Shares      Dollars        Shares      Dollars
                            ____________ ____________  ____________ ____________
Shares sold                   1,204,516  $14,162,794       168,535   $1,677,959
Shares issued to share-
 holders in reinvestment
 of dividends                     1,537       14,626            --           --
Shares redeemed                (118,854)  (1,471,066)           (7)         (69)
                            ____________ ____________  ____________ ____________
Net increase                  1,087,199  $12,706,354       168,528   $1,677,890
                            ============ ============  ============ ============

*Date of commencement of investment operations.




















                         EQUI-SELECT SERIES TRUST
                           ____________________

                      TRUSTEES AND EXECUTIVE OFFICERS

  Paul R. Schlaack, Trustee, Principal Executive Officer and President *
                         Thomas W. Bedell, Trustee
                        J. Michael Earley, Trustee
                      R. Barbara Gitenstein, Trustee
                        Stanley B. Seidler, Trustee
         Paul E. Larson, Treasurer and Principal Financial Officer
                        John A. Merriman, Secretary
            David A. Terwilliger, Principal Accounting Officer

                           * Interested Trustee
                           ____________________


                  Ernst & Young LLP, Independent Auditors
             Blazzard, Grodd & Hasenauer, P.C., Legal Counsel
          Equitable Investment Services, Inc., Investment Adviser





The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current Trust and Separate Account prospectuses which contain important information concerning the Trust, the Company, and its current public offering of variable annuity contracts.











































































The PrimElite Variable Annuity is distributed by Equitable of Iowa Securities
   Network, Inc., an affiliate of Equitable Life Insurance Company of Iowa.



                          EQUITABLE LIFE OF IOWA
                 P.O. BOX 9271, DES MOINES, IA  50306-9271